Property and Equipment, Net - Summary of movements in property, plant and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Balance, beginning of year	$ 21,205	$ 19,716
Additions	3,458	5,942
Disposals		597
Write-off of leasehold improvements	(3,661)
Acquisitions	8,935	2,420
Depreciation	(7,981)	(6,659)	$ (4,985)
Impairment charge	(271)
Foreign currency translation adjustment	777	383
Balance, end of year	$ 22,462	$ 21,205